Concentrations and Risks (Details) - Schedule of Concentration Accounts Payable - Supplier Concentration Risk [Member] - Accounts Payable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Company A [Member]
Schedule of Concentration Accounts Payable [Line Items]
Concentration on accounts payable	$ 2,077,160	$ 2,170,312
Concentration on accounts payable percentage	17.70%	19.60%
Company B [Member]
Schedule of Concentration Accounts Payable [Line Items]
Concentration on accounts payable	$ 1,578,482	$ 1,222,103
Concentration on accounts payable percentage	13.50%	11.10%
Company's [Member]
Schedule of Concentration Accounts Payable [Line Items]
Concentration on accounts payable	$ 3,655,642	$ 3,392,415
Concentration on accounts payable percentage	31.20%	30.70%